Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$12,174,980.83	0.0267582	$-	-	$12,174,980.83
Class A-3 Notes	$431,000,000.00	1.0000000	$408,700,816.43	0.9482618	$22,299,183.57
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$712,334,980.83	0.4738917	$677,860,816.43	0.4509572	$34,474,164.40

Weighted Avg. Coupon (WAC)	3.44%		3.45%
Weighted Avg. Remaining Maturity (WARM)	38.94		38.08
Pool Receivables Balance	$748,714,582.80		$713,475,417.89
Remaining Number of Receivables	59,332		58,129

Adjusted Pool Balance	$735,052,956.82		$700,578,792.42

III. COLLECTIONS

Principal:
Principal Collections	$34,208,101.17
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$601,522.98
Total Principal Collections	$34,809,624.15

Interest:
Interest Collections	$2,252,310.42
Late Fees & Other Charges	$76,459.05
Interest on Repurchase Principal	$-
Total Interest Collections	$2,328,769.47

Collection Account Interest	$1,847.26
Reserve Account Interest	$235.02
Servicer Advances	$-

Total Collections	$37,140,475.90

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$37,140,475.90
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$37,140,475.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$623,928.82		$623,928.82	$623,928.82
Collection Account Interest					$1,847.26
Late Fees & Other Charges					$76,459.05
Total due to Servicer					$702,235.13

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$5,377.28		$5,377.28
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$401,524.69		$401,524.69	$401,524.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$35,876,655.91

9. Regular Principal Distribution Amount:					$34,474,164.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$12,174,980.83
Class A-3 Notes				$22,299,183.57
Class A-4 Notes				$-
Class A Notes Total:		$34,474,164.40		$34,474,164.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$34,474,164.40		$34,474,164.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,402,491.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,661,625.98
Beginning Period Amount	$13,661,625.98
Current Period Amortization	$765,000.51
Ending Period Required Amount	$12,896,625.47
Ending Period Amount	$12,896,625.47
Next Distribution Date Amount	$12,158,621.33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool
	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.09%	3.24%	3.24%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.48%	57,243	98.02%	$699,313,480.08
30 - 60 Days	1.18%	688	1.55%	$11,078,963.56
61 - 90 Days	0.28%	162	0.35%	$2,528,447.37
91 + Days	0.06%	36	0.08%	$554,526.88
		58,129		$713,475,417.89
Total
Delinquent Receivables 61 + days past due	0.34%	198	0.43%	$3,082,974.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	216	0.46%	$3,450,441.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	215	0.45%	$3,562,342.52
Three-Month Average Delinquency Ratio	0.35%		0.45%

Repossession in Current Period		52		$943,023.39
Repossession Inventory		117		$682,652.59

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,031,063.74
Recoveries				$(601,522.98)
Net Charge-offs for Current Period				$429,540.76

Beginning Pool Balance for Current Period				$748,714,582.80

Net Loss Ratio				0.69%
Net Loss Ratio for 1st Preceding Collection Period				0.77%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.68%

Cumulative Net Losses for All Periods				$11,618,191.75
Cumulative Net Losses as a % of Initial Pool Balance				0.75%

Principal Balance of Extensions				$3,732,903.16
Number of Extensions				217